INTANGIBLE ASSETS (Tables)	9 Months Ended
Sep. 30, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF INTANGIBLE ASSETS

Table 7.1: Details of Intangible Assets, Net

	September 30, 2025			December 31, 2024
	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Depreciation and Amortization	Net Carrying Amount
Contractual relationship	$66,361	$(66,361)	$-	$66,361	$(66,361)	$-
Implementation	28,099	(28,099)	-	28,099	(28,099)
Software	100,000	(100,000)	-	100,000	(75,000)	25,000
Intangible assets, net	$194,460	$(194,460)	$-	$194,460	$(169,460)	$25,000

SCHEDULE OF INTANGIBLE ASSET AMORTIZATION

Table 7.2: Details of Intangible Asset Amortization

	For the Three Months Ended		For the Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024
Amortization expense, presented in SG&A	$7,917	$-	$25,000	$-